COMMON STOCK	9 Months Ended
Sep. 30, 2011
CommonStockAbstract
COMMON STOCK
NOTE 4 – COMMON STOCK

In March 2010, the Company issued and contributed a total of 289,996 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2010 to June 2010, the Company issued a total of 618,697 shares of Common Stock for proceeds of $250,000 under the Old Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

In June of 2010, the Company issued 118,750 shares of Common Stock in payment of $47,500 in stockholder relations consulting fees.

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2011 to June 2011 the Company issued a total of 193,442 shares of Common Stock for proceeds of $165,000 under the Old Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

From January to September of 2011, the Company sold to accredited investors 130,438 shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Global Master SPV Ltd. in satisfaction of $300,000 commitment fees due in connection with the New SEDA (See Note 6).

In August and September of 2011, the Company issued a total of 17,519 shares of Common Stock for proceeds of $70,000 under the New Standby Equity Distribution Agreement with YA Global Master SPV LTD. (See Note 6).

In August 2011, the Company issued a total of 150,000 shares of Common Stock to its president and secretary pursuant to their exercise of stock options granted to them in the year 2001 at the exercise price of $1.25 per share. The $187,500 exercise amount was satisfied by a $187,500 reduction in accrued payroll due these two officers.